Share-based payments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stock Options Activity

Details of stock options activity during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Number of options	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate fair value
Balance as of January 1, 2010	423,797	3.19		1,253
Granted	770,000	5.47		1,924
Exercised	(86,673)	0.01		(345)
Forfeited	(102,263)	2.69		(316)
Balance as of December 31, 2010	1,004,861	2.13		1,253
Granted	120,000	1.74		123
Exercised	(77,387)	0.01		(307)
Forfeited	(28,141)	3.81		(78)
Balance as of December 31, 2011	1,019,333	5.32	8.0 years	1,880
Granted	1,300,000	1.37		799
Forfeited	(683,810)	4.04		(968)
Balance as of December 31, 2012	1,635,523	2.36	8.6 years	1,735
Options exercisable at December 31, 2012	387,188	5.47	6.8 years	738

Schedule of Estimated Grant Date Fair Value of Share Options, Using Binomial Tree Option Pricing Model

The Company determined the estimated grant-date fair value of share options based on the Binomial Tree option-pricing model using the following assumptions:

	2010	2011	2012
Risk-free rate of return	2.74%-4.14%	2.35%	1.46%-2.30%
Weighted average expected option life	10 years	10 years	10 years
Expected volatility rate	64.00%	102.20%	96.90%-102.00%
Dividend yield	0%	0%	0%

Schedule of Restricted Share Activity

Details of restricted share activity during the years ended December 31, 2010, 2011 and 2012 were as follows:

	Number of restricted share Granted	Grant-date fair value	Weighted average remaining contractual term
Balance as of January 1, 2010	463,779
Granted	100,000	605
Exercised	(5,910)
Forfeitures	(204,604)
Balance as of December 31, 2010	353,265
Granted	—	—
Exercised	(1,069)
Forfeitures	(4,334)
Balance as of December 31, 2011	347,862		7.6 years
Granted	181,087	224
Exercised	(56,087)
Forfeitures	(327,601)
Balance as of December 31, 2012	145,261	200	9.45 years
Units vested as of December 31, 2012	16,209	55	6.8 years